Fair Value Disclosures - Valuation Methodologies (Details) $ in Thousands	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments at fair value	$ 166,669	$ 145
Earn-out liability, at fair value	120,967	0
Earn-in consideration payable	1,593	$ 1,519	$ 1,500
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, fair value	13,300
Earn-out liability, at fair value	120,967
Earn-in consideration payable	$ 1,593
Fair Value, Inputs, Level 3 [Member] | Volatility | Monte Carlo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, measurement input	0.45
Earn-out liability, measurement input	0.45
Fair Value, Inputs, Level 3 [Member] | Correlation | Monte Carlo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, measurement input	0.20
Fair Value, Inputs, Level 3 [Member] | Cost of debt range | Monte Carlo | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, measurement input	0.071
Fair Value, Inputs, Level 3 [Member] | Cost of debt range | Monte Carlo | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, measurement input	0.056
Fair Value, Inputs, Level 3 [Member] | Equity risk premium | Monte Carlo | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, measurement input	0.129
Fair Value, Inputs, Level 3 [Member] | Equity risk premium | Monte Carlo | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
TRA liability, measurement input	0.075
Fair Value, Inputs, Level 3 [Member] | Risk-free rate | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-in consideration payable, measurement input		0.068
Fair Value, Inputs, Level 3 [Member] | Risk-free rate | Monte Carlo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-out liability, measurement input	0.036
Fair Value, Inputs, Level 3 [Member] | Revenue discount rate | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-in consideration payable, measurement input	0.072
Fair Value, Inputs, Level 3 [Member] | Investments – External Strategic Managers
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments at fair value	$ 165,322
Fair Value, Inputs, Level 3 [Member] | Investments – External Strategic Managers | Discount rate | Discounted Cash Flow | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments, measurement input	0.48
Fair Value, Inputs, Level 3 [Member] | Investments – External Strategic Managers | Discount rate | Discounted Cash Flow | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments, measurement input	0.16
Fair Value, Inputs, Level 3 [Member] | Investments – External Strategic Managers | Long-term growth rate | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments, measurement input	0.03